INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET	Intangible assets, net, consist of the following:
	As of
	September 30, 2022	December 31, 2021

Computer software	$31,021	$34,453
Less: accumulated amortization	(28,969)	(30,793)
Total	$2,052	$3,660
Intangible assets, net, consist of the following:
	As of December 31,
	2021	2020
Computer software	$34,453	$35,801
Less: accumulated amortization	(30,793)	(29,975)
Total	$3,660	$5,826